Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Other Commitments [Table Text Block]	The following table shows the aggregate commitment by year:
Commitment
2017	$240,000
2018	480,000
2019	142,000
$862,000